Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		cfstii_SupplementTextBlock
Supplement dated September 8, 2015
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2015
Effective immediately, the following changes are made to the Fund's prospectus:
The information under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Other expenses(c)	1.01%	1.01%	0.79%	1.01%	0.84%	1.01%
Total annual Fund operating expenses	2.06%	2.81%	1.59%	2.31%	1.64%	1.81%
Less: Fee waivers and/or expense reimbursements(d)	(0.56%)	(0.56%)	(0.50%)	(0.56%)	(0.50%)	(0.56%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.50%	2.25%	1.09%	1.75%	1.14%	1.25%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses are based on estimated amounts for the Fund's current fiscal year.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2017, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.50% for Class A, 2.25% for Class C, 1.09% for Class I, 1.75% for Class R, 1.14% for Class R5 and 1.25% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$719	$1,133	$1,571	$2,785
Class C (assuming redemption of all shares at the end of the period)	$328	$ 818	$1,435	$3,097
Class C (assuming no redemption of shares)	$228	$ 818	$1,435	$3,097
Class I (whether or not shares are redeemed)	$111	$ 453	$ 818	$1,847
Class R (whether or not shares are redeemed)	$178	$ 668	$1,184	$2,603
Class R5 (whether or not shares are redeemed)	$116	$ 468	$ 845	$1,902
Class Z (whether or not shares are redeemed)	$127	$ 515	$ 928	$2,081
The rest of the section remains the same.

Columbia Asia Pacific ex-Japan Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		cfstii_SupplementTextBlock
Supplement dated September 8, 2015
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2015
Effective immediately, the following changes are made to the Fund's prospectus:
The information under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Other expenses(c)	1.01%	1.01%	0.79%	1.01%	0.84%	1.01%
Total annual Fund operating expenses	2.06%	2.81%	1.59%	2.31%	1.64%	1.81%
Less: Fee waivers and/or expense reimbursements(d)	(0.56%)	(0.56%)	(0.50%)	(0.56%)	(0.50%)	(0.56%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.50%	2.25%	1.09%	1.75%	1.14%	1.25%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses are based on estimated amounts for the Fund's current fiscal year.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2017, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.50% for Class A, 2.25% for Class C, 1.09% for Class I, 1.75% for Class R, 1.14% for Class R5 and 1.25% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$719	$1,133	$1,571	$2,785
Class C (assuming redemption of all shares at the end of the period)	$328	$ 818	$1,435	$3,097
Class C (assuming no redemption of shares)	$228	$ 818	$1,435	$3,097
Class I (whether or not shares are redeemed)	$111	$ 453	$ 818	$1,847
Class R (whether or not shares are redeemed)	$178	$ 668	$1,184	$2,603
Class R5 (whether or not shares are redeemed)	$116	$ 468	$ 845	$1,902
Class Z (whether or not shares are redeemed)	$127	$ 515	$ 928	$2,081
The rest of the section remains the same.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the applicable class of Fund shares for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

			Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Asia Pacific ex-Japan Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2]	rr_OtherExpensesOverAssets	1.01%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.06%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 719
3 years		rr_ExpenseExampleYear03	1,133
5 years		rr_ExpenseExampleYear05	1,571
10 years		rr_ExpenseExampleYear10	2,785
1 year		rr_ExpenseExampleNoRedemptionYear01	719
3 years		rr_ExpenseExampleNoRedemptionYear03	1,133
5 years		rr_ExpenseExampleNoRedemptionYear05	1,571
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,785
Columbia Asia Pacific ex-Japan Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[2]	rr_OtherExpensesOverAssets	1.01%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.81%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	2.25%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 328
3 years		rr_ExpenseExampleYear03	818
5 years		rr_ExpenseExampleYear05	1,435
10 years		rr_ExpenseExampleYear10	3,097
1 year		rr_ExpenseExampleNoRedemptionYear01	228
3 years		rr_ExpenseExampleNoRedemptionYear03	818
5 years		rr_ExpenseExampleNoRedemptionYear05	1,435
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 3,097
Columbia Asia Pacific ex-Japan Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.79%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.59%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.09%
1 year		rr_ExpenseExampleYear01	$ 111
3 years		rr_ExpenseExampleYear03	453
5 years		rr_ExpenseExampleYear05	818
10 years		rr_ExpenseExampleYear10	1,847
1 year		rr_ExpenseExampleNoRedemptionYear01	111
3 years		rr_ExpenseExampleNoRedemptionYear03	453
5 years		rr_ExpenseExampleNoRedemptionYear05	818
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,847
Columbia Asia Pacific ex-Japan Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[2]	rr_OtherExpensesOverAssets	1.01%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.31%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.75%
1 year		rr_ExpenseExampleYear01	$ 178
3 years		rr_ExpenseExampleYear03	668
5 years		rr_ExpenseExampleYear05	1,184
10 years		rr_ExpenseExampleYear10	2,603
1 year		rr_ExpenseExampleNoRedemptionYear01	178
3 years		rr_ExpenseExampleNoRedemptionYear03	668
5 years		rr_ExpenseExampleNoRedemptionYear05	1,184
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,603
Columbia Asia Pacific ex-Japan Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.84%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.64%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.14%
1 year		rr_ExpenseExampleYear01	$ 116
3 years		rr_ExpenseExampleYear03	468
5 years		rr_ExpenseExampleYear05	845
10 years		rr_ExpenseExampleYear10	1,902
1 year		rr_ExpenseExampleNoRedemptionYear01	116
3 years		rr_ExpenseExampleNoRedemptionYear03	468
5 years		rr_ExpenseExampleNoRedemptionYear05	845
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,902
Columbia Asia Pacific ex-Japan Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	1.01%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.81%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 127
3 years		rr_ExpenseExampleYear03	515
5 years		rr_ExpenseExampleYear05	928
10 years		rr_ExpenseExampleYear10	2,081
1 year		rr_ExpenseExampleNoRedemptionYear01	127
3 years		rr_ExpenseExampleNoRedemptionYear03	515
5 years		rr_ExpenseExampleNoRedemptionYear05	928
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,081

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2017, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.50% for Class A, 2.25% for Class C, 1.09% for Class I, 1.75% for Class R, 1.14% for Class R5 and 1.25% for Class Z.
[4]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.